RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Mar. 09, 2023	Feb. 07, 2023	Oct. 12, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Purchase price				$ 1,500,000		$ 1,500,000
Aggregate principal amount	$ 167,894	$ 167,894
Due from related party				948,362		318,025
Purchase Agreement [Member]
Purchase price			$ 1,500,000
Purchase Agreement [Member] | Common Class B [Member]
Stock purchased, shares			2,623,120
Purchase Agreement [Member] | Private Placement Warrants [Member]
Warrants purchased, shares			4,298,496
Remote Intelligence [Member]
Loans Payable				226,247		226,247
Wildlife Specialists [Member]
Loans Payable				135,500		135,500
S P A C [Member]
Loans Payable				1,612,565		$ 1,049,248
Optilan [Member]
Noninterest expense directors fees				$ 120,000	$ 0